Deferred Tax Liability - Schedule of Deferred Tax Liability (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Deferred Tax Liability [Abstract]
Deferred tax liability associated with Licencing Agreement	$ 271,629	$ 271,629